Shareholders' equity (Details)				1 Months Ended										3 Months Ended	12 Months Ended
	Oct. 15, 2020 shares	Sep. 12, 2020 USD ($) $ / shares shares	Jun. 06, 2020 USD ($) $ / shares	Mar. 24, 2021 CNY (¥) shares	Mar. 24, 2021 USD ($) $ / shares shares	Jan. 26, 2021 CNY (¥) shares	Jan. 26, 2021 USD ($) $ / shares shares	Jul. 27, 2020 CNY (¥) shares	Jul. 27, 2020 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) $ / shares shares	Nov. 22, 2018 USD ($) shares	Aug. 16, 2018 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($)
Shareholders' equity (Details) [Line Items]
Net proceeds				¥ 508,100,000	$ 79,700,000
Other expenses				38,900,000	$ 6,000,000			¥ 29,559,735	$ 4,530,297	¥ 18,618,078	$ 2,853,389
Exercise price (in Dollars per share) | $ / shares					$ 8.6
Proceed allocated to fair value of warrants				¥ 108,500,000	$ 16
Warrants															¥ 108,500,000	$ 16
Vested date						Mar. 31, 2021	Mar. 31, 2021
Compensation expense															319,833	$ 49,575	¥ 189,064,940
Number of shares (in Shares)						180,000	180,000
Description of vesting period	The remaining 45,000 shares granted to consultants are vesting in three equal annual instalments, with the first instalment vesting on October 15, 2021, the second vesting on October 15, 2022 and the third vesting on October 15, 2023.					remaining shares to be vested over a three year period from March 31, 2021.	remaining shares to be vested over a three year period from March 31, 2021.
Ordinary share (in Shares)																435,000
Amortization expense															¥ 13,800,000	$ 2,100,000
Description of statutory reserve															WiMi PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.	WiMi PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.
Statutory reserve amount															¥ 556,487,571	$ 87,282,584
Statutory reserves															28,573,157	$ 4,481,572	¥ 24,003,483
Warrants [Member]
Shareholders' equity (Details) [Line Items]
Warrants outstanding (in Shares)																4,469,334
Weighted average live																1 year 3 months
Class A Ordinary Share [Member]
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)													20,115,570	20,115,570
Par value (in Dollars per share) | $ / shares													$ 0.0001
Class B Ordinary Shares [Member]
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)													466,967,730	79,884,430
Par value (in Dollars per share) | $ / shares					$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001
Voting shares, description													Each Class A Ordinary Share shall be entitled to ten (10) votes on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class A Ordinary Share is convertible into one (1) Class B Ordinary Share at any time by the holder. Except for the voting right and conversion right, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank pari passu with one another, including but not limited to the rights to dividends and other capital distributions.
Net proceeds								¥ 401,339,721	$ 57,310,503	¥ 171,472,748	$ 24,201,881
Converted shares (in Shares)																	8,611,133
Series A Preferred Shares [Member]
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)													12,916,700
Par value (in Dollars per share) | $ / shares													$ 0.0001
ADS [Member]
Shareholders' equity (Details) [Line Items]
Per share price (in Dollars per share) | $ / shares											$ 5.5
ADS [Member] | IPO [Member]
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)										4,750,000	4,750,000
ADS [Member] | Over-Allotment Option [Member]
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)										169,140	169,140
ADS [Member] | Second Public Offering [Member]
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)								7,560,000	7,560,000
Per share price (in Dollars per share) | $ / shares									$ 8.18
ADS [Member] | Third Public Offering [Member]
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)				11,173,335	11,173,335
Per share price (in Dollars per share) | $ / shares					$ 7.5
ADS [Member] | Warrants [Member]
Shareholders' equity (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares																$ 8.6
Warrants outstanding (in Shares)																11,173,335
Series A Convertible Preferred Stock [Member]
Shareholders' equity (Details) [Line Items]
Purchased shares (in Shares)												8,611,133
Total proceed amount | $												$ 20,000,000
Board of Directors [Member]
Shareholders' equity (Details) [Line Items]
Compensation expense															¥ 10,262,724	$ 1,590,750	¥ 2,353,518
Board of Directors [Member] | Class B Ordinary Shares [Member]
Shareholders' equity (Details) [Line Items]
Per share price (in Dollars per share) | $ / shares		$ 3.31	$ 1.73				$ 5.05
Shares issued | $		$ 148,240	$ 15,890,000				$ 720,000
Fair value		$ 490,674	27,489,700			¥ 25,100,000	$ 3,600,000
Consultants [Member]
Shareholders' equity (Details) [Line Items]
Number of shares (in Shares)	45,000
2020 Equity Incentive Plan [Member]
Shareholders' equity (Details) [Line Items]
Shares issued | $			$ 17,500,000
Vested date		Oct. 15, 2020	Oct. 01, 2020
2020 Equity Incentive Plan [Member] | Class B Ordinary Shares [Member]
Shareholders' equity (Details) [Line Items]
Number of shares (in Shares)															16,038,240	16,038,240
2020 Equity Incentive Plan [Member] | Consultants [Member]
Shareholders' equity (Details) [Line Items]
Number of shares (in Shares)		103,240
Restricted stock [Member]
Shareholders' equity (Details) [Line Items]
Compensation expense															¥ 10,582,557	$ 1,659,827	¥ 191,418,458